Derivative Financial Instruments (Details)		3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 14, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Aug. 24, 2020 $ / shares
Derivative Financial Instruments
Number of units issued | shares | shares		50,000,000			50,000,000
Warrant exercise price | $ / shares		$ 11.50			$ 11.50
Restriction to transfer sponsor warrants		The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees.			The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees.
Warrants redemption description		the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days' prior written notice of redemption (the "30-day redemption period") to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.			the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days' prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 value per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Warrant exercisable term, after the completion of the Business Combination		30 days			30 days
Warrant exercisable term, from the closing of the public offering		12 months			12 months
Warrant liability	$ 28,030,000	$ 44,510,000			$ 55,720,000	$ 0
Change in fair value of warrant derivative liability		$ (11,210,000)	$ 0	$ 0	$ 27,690,000	$ 0
Public Offering
Derivative Financial Instruments
Number of units issued | shares | shares	50,000,000	50,000,000			50,000,000
Price per unit | $ / shares	$ 10.00
Warrant Convertible Ratio	0.33
Private placement
Derivative Financial Instruments
Aggregate warrants | shares	8,000,000
Warrant exercise price | $ / shares	$ 1.50
Proceeds from warrants outstanding	$ 12,000,000
Class A common stock
Derivative Financial Instruments
Common stock par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001
Warrant Convertible Ratio		1
Class A common stock | Public Offering
Derivative Financial Instruments
Common stock par value (in dollars per share) | $ / shares		$ 0.0001
Public Warrants
Derivative Financial Instruments
Aggregate warrants | shares		16,666,667			16,666,667
Warrant liability		$ 24,830,000			$ 37,000,000
Public Warrants | Public Offering
Derivative Financial Instruments
Warrant liability	18,830,000
Sponsor Warrants
Derivative Financial Instruments
Aggregate warrants | shares		8,000,000			8,000,000
Warrant liability		$ 19,680,000			$ 18,720,000
Sponsor Warrants | Public Offering
Derivative Financial Instruments
Warrant liability	$ 9,200,000